INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXESAs of December 31, 2021, unremitted earnings in foreign subsidiaries are indefinitely reinvested. Should these earnings be distributed in the future in the form of dividends or otherwise, the Company would be subject to withholding taxes payable to various jurisdictions. Due to the 2017 Tax Act, there is no U.S. federal tax on cash repatriation from foreign subsidiaries, but it could be subject to foreign withholding tax and U.S. state income taxes.
Income before income taxes by tax jurisdiction consists of the following:

	Years Ended December 31,
	2021	2020	2019
United States	$25,181	$8,738	$11,164
Foreign	(14,702)	2,398	6,425
Total income	$10,479	$11,136	$17,589
Provision for current and deferred income taxes consists of the following:

	Years Ended December 31,
	2021	2020	2019
Current tax expense:
Federal	$959	$945	$241
State	731	297	720
Foreign	396	791	665
Total current tax expense	$2,086	$2,033	$1,626

Deferred tax expense:
Federal	$1,443	$(3,045)	$1,997
State	(404)	(748)	55
Foreign	(3,383)	89	297
Total deferred tax expense	$(2,344)	$(3,704)	$2,349

Income tax expense (benefit)	$(258)	$(1,671)	$3,975
The difference between the actual rate and the federal statutory rate is as follows:

	Years Ended December 31,
	2021	2020	2019
Statutory rate	21.0%	21.0%	21.0%
Foreign provision	0.6	(0.3)	(6.5)
State/province income tax	4.0	0.1	5.6
Stock compensation	(1.6)	(19.2)	7.5
Unrecognized tax benefits	8.9	—	—
Other effects of check-the-box election	—	(6.2)	0.2
Research credit	(11.0)	(11.5)	(5.9)
Adjustment to carrying value	1.5	(4.0)	(0.3)
Foreign tax credit	(4.6)	(9.1)	(0.7)
Valuation allowance	3.2	9.0	—
Foreign-derived intangible income deduction (FDII)	—	(2.7)	(1.1)
Non-deductible expenses-other	3.4	2.4	2.0
Foreign branch income	1.3	4.5	1.0
Fair value adjustment on warrants	(27.9)	—	—
Other	(1.3)	1.0	(0.2)
Effective tax rate	(2.5)%	(15.0)%	22.6%

Deferred tax assets and liabilities consist of the following:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$10,384	$—
Tax credit carryforwards	4,929	6,882
Accrued liabilities	785	5,576
Stock compensation	2,221	1,457
Charitable contribution	697	—
Deferred rent	41	74
Other	89	276
Total gross deferred tax assets	$19,146	$14,265
Less: Valuation allowance	(1,334)	(1,002)
Total deferred tax assets	$17,812	$13,263
Deferred tax liabilities:
Intangibles	176	185
Property and equipment	10,189	12,457
Prepaid taxes	1,165	482
Total deferred tax liabilities	$11,530	$13,124
Deferred tax assets (liability), net	$6,282	$139

Foreign tax credits can be carried forward to offset future U.S. taxable income subject to certain limitations for a period of 10 years. Foreign tax credits of $1.3 million will begin to expire in 2030. As of December 31, 2021, the Company had a full valuation allowance of $1.3 million on the foreign tax credit carryforward due to the uncertainty of future foreign source taxable income, primarily due to projected tax deductions associated with future exercises of non-qualified stock options. In making such determination, the Company considered all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, projected future foreign source income, tax planning strategies and recent financial operations. These assumptions required significant judgment about the forecasts of future taxable and foreign source income.
The following is a tabular reconciliation of the total amounts of deferred tax asset valuation allowance:

	Years Ended December 31,
	2021	2020
Balance at beginning of period	$1,002	$—
Charged to provision for income taxes	332	1,002
Balance at end of period	$1,334	$1,002

The Company had approximately $40.0 million of accumulated federal net operating loss as of December 31, 2021, which may be carried forward indefinitely to offset taxable income. The Company had approximately $0.6 million of federal research credit carryforwards as of December 31, 2021. The federal research credits are limited to a 20-year carryforward period and will expire starting in 2041.

The Company had tax effected state net operating loss carryforwards of approximately $1.9 million as of December 31, 2021, which will expire between 2036 and 2041. The Company had $3.1 million of California research credit carryforwards as of December 31, 2021, which may be carried forward indefinitely. The Company also had $0.6 million of Texas research credit carryforwards as of December 31, 2021, which may be carried forward for 20 years and will expire starting in 2037.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	Years Ended December 31,
	2021	2020	2019
Balance at beginning of period	$—	$—	$—
Increases for tax positions of prior years	609	—	—
Increases for tax positions of current year	148	—	—
Settlements	(120)	—	—
Balance at end of period	$637	$—	$—

The Company has analyzed filing positions in all of the federal, state, and foreign jurisdictions where it is required to file income tax returns and for all open tax years. As of December 31, 2021, the Company recorded approximately $0.6 million of unrecognized tax benefits, all of which would impact the effective tax rate, if recognized. The Company does not anticipate that its unrecognized tax benefits will materially change within the next 12 months. The Company’s policy for recording interest and penalties associated with audits and unrecognized tax benefits is to record such items as a component of income tax expense. As of December 31, 2021, income tax expense includes an accrual of $0.1 million for the payment of interest and penalties associated with unrecognized tax benefits.
The Company is subject to taxation in the U.S. and various states and foreign jurisdictions. With few exceptions, the Company is subject to examination for both U.S. federal and state tax returns for the years 2018 to present. In June 2020, the Company was notified by the Internal Revenue Service regarding an examination of the Company’s federal income tax return for the tax year ended December 31, 2017. The examination was concluded in late 2021 and resulted in an audit adjustment of $0.1 million. In late 2019, the Company was notified by the Israel Tax Authority that the Company’s Israel tax returns for the tax years ended December 31, 2016 through 2018 are under examination. The tax years 2016 through 2021 remain open to examination under the statute of limitations by the Israel Tax Authority for Israel. The tax years starting from 2018 remain open to examination by the Hong Kong Inland Revenue Department for Asia. For the remaining jurisdictions, the Company is subject to examination by tax authorities from the date the Company started operations in the respective foreign jurisdiction to present.